MINERAL PROPERTY INTERESTS (Details)		1 Months Ended		12 Months Ended
	Jul. 20, 2017 km² km m	Apr. 30, 2021 km² km	Dec. 31, 2019 km² km	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Silver Sand Project
MINERAL PROPERTY INTERESTS
Distance of project area from Potos City, the department capital (in km)	33
Project covers area (in km2 ) | km²	5.42
Distance of area of project above sea level (in metres) | m	4,072
Capitalized expenditures (in Dollars) | $				$ 1,552,036	$ 3,207,085
Carangas Project
MINERAL PROPERTY INTERESTS
Project covers area (in km2 ) | km²		40.75
Distance of project area from the city of Oruro (in kms)		180
Distance of project area from Bolivia's border with Chile (in kms)		50
Percentage of future expenditures on exploration, mining, development, and production activities		100.00%
Capitalized expenditures (in Dollars) | $				1,473,791	1,794,259
Acquire interest rate		98.00%
Carangas Project | Bolivian nationals | Private Bolivian company
MINERAL PROPERTY INTERESTS
Ownership percentage		100.00%
Silverstrike Project
MINERAL PROPERTY INTERESTS
Project covers area (in km2 ) | km²			13
Distance of project area from the of the city of La Paz, Bolivia (in kms)			140
Capitalized expenditures (in Dollars) | $				$ 62,032	$ 101,652
Acquire interest rate			98.00%